ACCOUNTS PAYABLES	6 Months Ended
Jun. 30, 2023
ACCOUNTS PAYABLES
ACCOUNTS PAYABLES

11.   ACCOUNTS PAYABLES

Accounts payables consist of the following:

	As of	As of
	December 31,	June 30,
	2022	2023
	US$	US$
Pool participants payable*	19,761	22,097
Utility and service cost payable	3,636	3,633
Others	28	25

	23,425	25,755

* Pool participants payable represents payments to pool participants in the mining pool business which are settled in cryptocurrencies.